SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translations (Details)	Dec. 31, 2021 Rp / $ Rp / € Rp / ¥ Rp / $ Rp / $ Rp / $ Rp / RM Rp / MOP$ Rp / $	Dec. 31, 2020 Rp / $ Rp / RM Rp / ¥ Rp / € Rp / $ Rp / $ Rp / $ Rp / $ Rp / MOP$
Buy | United States Dollar
Foreign currency translations
Foreign currency translations	14,250	14,040
Buy | Australian Dollar
Foreign currency translations
Foreign currency translations	10,353	10,738
Buy | Singapore Dollar
Foreign currency translations
Foreign currency translations	10,555	10,591
Buy | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	515.04	499.61
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,125	17,209
Buy | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	123.81	135.91
Buy | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,420	3,477
Buy | Macau patacas
Foreign currency translations
Foreign currency translations | Rp / MOP$	1,772	1,756
Buy | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	1,828	1,811
Sell | United States Dollar
Foreign currency translations
Foreign currency translations	14,255	14,060
Sell | Australian Dollar
Foreign currency translations
Foreign currency translations	10,359	10,756
Sell | Singapore Dollar
Foreign currency translations
Foreign currency translations	10,561	10,607
Sell | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	515.4	500.46
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,137	17,239
Sell | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	123.86	136.15
Sell | Malaysian ringgits
Foreign currency translations
Foreign currency translations | Rp / RM	3,424	3,485
Sell | Macau patacas
Foreign currency translations
Foreign currency translations | Rp / MOP$	1,777	1,761
Sell | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	1,828	1,814